CONVERTIBLE LOAN	12 Months Ended
Dec. 31, 2015
CONVERTIBLE LOAN [Abstract]
CONVERTIBLE LOAN

14. CONVERTIBLE LOAN

On June 12, 2012 and October 24, 2012, the Group finalized a loan agreement amounting to RMB 125,710 (US$ 20,000) (“Loan Agreement”) with International Finance Corporation (“IFC”), in which IFC granted the Group a convertible loan (“IFC C Loan”). IFC may at its option convert a minimum of $1,000 or its integral multiple of IFC C Loan in whole or in part, at any time prior to the fifth anniversary of the date of the first disbursement of the IFC C Loan, into Class A Ordinary Shares at the conversion price of $300 per ADS ($150 per ordinary share), subject to dilution protection adjustment and registration or an exemption from registration under the Securities Act.

IFC C Loan bears variable rate of 4.5% per annum above 6-month LIBOR, subject to step down provision as follow:

(i)	Within 12 months from the date of the Loan Agreement, 3.5% for future IFC C Loan interest payments if the Borrower's ADSs trade at an average trading price of US$210.0 or above for any 3 consecutive months period; and

(ii)	At any time prior to the fifth anniversary of the date of the first disbursement of the IFC C Loan, 3% for future IFC C Loan interest payments if the Borrower's ADSs trade at an average trading price of US$ 360.0 or above for any 4 consecutive months period.

The IFC C Loan was disbursed to the Group on October 22, 2012, with repayment schedule of 2 equal semi-annual installments starting on November 15, 2017. The IFC C Loan was not allowed to pay back in advance of the payment schedule.

Management has determined that the conversion feature embedded in the convertible loan should not be bifurcated and accounted for as a derivative, since the embedded conversion feature is indexed to the Company's own stock and would have been classified in shareholders' equity if it was a free-standing derivative instrument.

Since the conversion price of the IFC C Loan exceeds the market price of the Company's ordinary shares on the date of issuance, no portion of the proceeds from the issuance was accounted for as the beneficial conversion feature, and was treated solely as a liability since the embedded conversion feature has no intrinsic value and accordingly does not meet the requirements of an equity component. Costs incurred by the Company that were directly attributable to the issuance of IFC C Loan amounting to approximately RMB 3,432(US$567), were deferred over loan period and being charged to the consolidated statements of operations and other comprehensive loss using the effective interest rate method. The issuance cost was fully charged as of December 31, 2014 as the IFC C loan was expired due to the Company triggering default event as mentioned below. The front fee paid to IFC amounting to RMB 4,924, were deferred over loan period and being treated as debt discount deducting the proceeds at inception and accretion during the loan period with effective interest method. The amortization of front fee was RMB 43, nil and nil for the years ended December 31, 2013, 2014 and 2015, respectively.

Management further determined that the interest rate change feature (“IRCF”) embedded in the convertible loan is required to be bifurcated and accounted for as a derivative asset. The fair value of the IRCF as of issuance date was RMB 369 (US$61) and bifurcated from the Loan of RMB 121,074 (US$20,000) and included in debt discount, which is amortized over the loan period, using the effective interest rate method. The change in the fair value of the embedded derivative assets was recognized as interest expense from revaluation of embedded derivative in the consolidated statements of operations and comprehensive income (loss). By the end of December 31, 2013, the IRCF was cancelled due to the Company triggering default event as mentioned below.

In connection with the Loan Agreement, the Company signed a Registration Rights Agreement, which requires a liquidated damages in the amount of 0.5% of the aggregate outstanding principal amount of the IFC C Loan for each 30 day period subject to a liquidated damages cap of 6.0% of the aggregate outstanding principal amount of the IFC C Loan, should the Company fail to comply with the following significant terms:

(i)	Requires registration statement to be declared effective within 30 days of disbursement of the IFC C Loan in the event there are no SEC comments, and within 90 days of disbursement of the IFC C Loan in the event there are SEC comments (the “Effectiveness Deadline”).

(ii)	Requires the Company to maintain the effectiveness of the registration statement until the earlier of (a) the date when all registrable securities have been resold, (b) the date when all registrable securities may be resold under Rule 144 without regard to information, volume or manner of sale requirements or (c) the date one year after the IFC C Loan is converted into ordinary shares.

 As stated below, the Registration Rights Agreement was terminated and that no party to the Registration Rights Agreement would have any liability in respect of any breach of that agreement on or before the effective date.

First Amendment

On April 29, 2013, the Company signed an Amendment Agreement with IFC (the “First Amendment”), pursuant to which, the disbursed IFC C Loan will be repaid based on an agreed schedule before September 30, 2013. Management determines that the First Amendment was not qualified as debt extinguishment, in accordance with ASC Topic 470, since the present value of the cash flows under the terms of the amended debt instrument was less than 10 percent different from the present value of the remaining cash flows under the terms of the original instrument.

On the third payment date, specified as at June 30, 2013, the Company failed to pay principal and interest, which triggered one of the Default Events defined in the Loan Agreement.

Subsequently, IFC transferred its participation in the loans to Sir Leslie Porter & Son Limited on August 20, 2013 and Sir Leslie Porter & Son Limited transferred its participation in the loans to the CEIHL on September 17, 2013. No any amendment was made in these two transfers.

The Company accrued a penalty interest on the amount of the payment due and unpaid with 2% per annum above the interest rate. As of December 31, 2013, the penalty interest was RMB 1,082.

Second Amendment

On March 9, 2014, the Group executed an exclusivity agreement with CEIHL, the secured creditor of the Company. In return for continued forbearance under the loan facility between the Company and IFC, which was transferred ultimately to the benefit of CEIHL (“the Loan Facility”), the Company granted CEIHL a period of exclusivity to negotiate and implement a restructuring plan designed to, inter alia, return the Group to solvency and to allow for the discharge of the JPLs by the Grand Court of the Cayman Islands. A non-binding term sheet was subsequently executed by the JPLs with CEIHL on March 30, 2014.

On May 5, 2014, the Company entered into Restructuring Agreement with CEIHL, according to which, CEIHL, will provide for funding for the Company approximately RMB 290,600 (US$48,000) in total, comprising the amounts paid, or procured to be paid, by CEIHL or its nominee in satisfaction of and/or discharge of and/or to purchase certain onshore debt with estimated pay off value of approximately RMB 80,000; and the remaining as defined in USD Facility Agreement, which was agreed by both parties in Second Amendment and Restated Loan Agreement (the “Second Amendment”). To the extent that the onshore debt is less than the expected pay off value, CEIHL shall lend a corresponding additional amount of funds to the Group offshore and the total amount paid under this Restructuring Agreements thus equals US$48,000 (and no less), in exchange for a right to convert the principal outstanding under the USD Facility Agreement (as may be increased in accordance with this clause, but not taking into account any principal that relates to capitalized interest) into an aggregate of not more than an 85% economic interest in the Company, with 50.1 % of the voting rights in the Company.

In connection with the restructuring plan, on May 13, 2014, the Group signed Amendment and Restatement Agreement to the Loan Agreement with CEIHL. The parties have agreed to amend and restate the terms and conditions of the IFC C Loan as set out in this Agreement. Pursuant to it, 1) the Registration Rights Agreement under IFC C Loan was terminated; 2) CEIHL agrees that it shall advance by way of an IFC D Loan to the Group, which was defined in the Second Amendment signed by the same parties on the same day with this agreement.

Subject to the Second Amendment, a convertible loan, was comprised of IFC C Loan consisting of a principal amount of RMB 104,023 (US$17,000); and IFC D Loan consisting of a principal amount of approximately RMB 85,550 (US$13,981); and the other loans consisting of a principal amount of approximately RMB 104,139 (US$17,019). The entire amount of the convertible loan consisting of an aggregate principal amount of US$48,000 is convertible into an aggregate of 32,426,090 Class A Ordinary Shares. Accordingly, the conversion rate is US$ 1.480 per share.

The Maturity Date, of these loans is  3 years after the date of the Effective Date, which is defined as the date of the discharge of the JPLs in accordance with the Restructuring Agreement. The interest rate is 3% per annum for any interest period and applied to the both loans. Under the Second Amendment and related financing documents, and under the IFC D Loan Facility, CEIHL assigned approximately RMB 30,595 (US$5,000) each of its commitments to Baring Private Equity Asia V Holding (4) limited (“Baring”) and SummitView.

According to the Second Amendment, the IFC C Loan was substantially amended by decreasing the conversion rate from US$ 150 per share to US$ 1.479 per share. As a result, the fair value of the embedded conversion option (calculated as the difference between the fair value of the embedded conversion option immediately before and after the modification or exchange) was substantially changed. According to ASC Topic 470, if it is determined that the original and new debt instruments are substantially different, and the new debt instrument shall be initially recorded at fair value, and that amount shall be used to determine the debt extinguishment gain or loss to be recognized and the effective rate of the new instrument. Therefore, the amended IFC C loan was initially recorded at fair value, amounting to RMB 254,169 (US$41,538) as of May 13, 2014. As comparing to the carrying value of original IFC C Loan consisting of a principal amount of RMB 104,023 (US$17,000) and accrued interest payable amounting to RMB 6,862 (US$1,121), a loss from extinguishment of debt with amounting to RMB 143,901 (US$23,417) was recognized in 2014.

Due to the fact that the Company was under provisional liquidation at the time of restructuring, favorable convertible loans, which were reflected in a lower conversion price as compared to the fair value of the Company's ordinary share at the commitment date, was granted to new investors for the purpose of obtaining necessary funding to solve the liquidity issues. As of the commitment date, the fair value of the Company's ordinary share in a fully diluted basis was US$ 3.465, while the conversion price was US$ 1.479. Accordingly, it had a beneficial conversion feature (“BCF”) that is in the money at the commitment date. According to ASC Topic 470, the BCF was measured initially at its intrinsic value, which was calculated at the commitment date as the difference between the conversion price and the fair value of the common stock or other securities into which the security is convertible, multiplied by the number of shares into which the security is convertible. The intrinsic value of the BCF was recorded as loan discount and credited to additional paid-in capital at the initial recognition and amortized as interest expense from the date of issuance to the earliest conversion date.

In addition, if the intrinsic value of the BCF is greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF shall be limited to the amount of the proceeds allocated to the convertible instrument. As a result, the discount of the convertible loan was limited to the proceeds of RMB300,574 (US$49,121).

On August 31, 2014, CEIHL entered a Share Interest Assignment Agreement (“Assignment Agreement”) with New Flourish Holding Limited (“New Flourish”), an entity control by CEO of the Company. Pursuant to the Assignment Agreement, CEIHL agreed to sell 5,678,963 shares at a favorable consideration of US$5,779 with payment schedule of 3 equal annual installments starting on August 31, 2016. The Company recorded it as share-based compensation expenses in the year 2014 amounting to RMB 94,360 (see Note 22).

On September 5, 2014, RMB 224,517 (US$ 36,692) of the convertible loan was converted into ordinary shares by CEIHL and SummitView, and the total 25,182,076 converted shares were issued. At the same date, CEIHL transferred 5,678,963 shares to New Flourish according to the Assignment Agreement. After that, CEIHL became the registered holder of 16,716,954 Class A Ordinary Shares, and SummitView became the registered holder of 2,786,159 Class A Ordinary Shares, while New Flourish became the registered holder of 5,678,963 Class A Ordinary Shares. At the conversion date, the converted portion of the remaining unamortized loan discount (loan premium) was recognized as interest expense, and the loan discount (loan premium) of the unconverted portion will continue to be amortized after the conversion. Nominal interest accrued but not paid was credited to the Company's equity at the time of the conversion. The interest expenses from convertible loan, including the amortization of BCF, amounting to RMB 98,705 were recorded in the year ended December 31, 2014.

The principal of convertible loan before and after conversion as of September 5, 2014 are summarized in the following table:

	Before conversion	After conversion
	US$	US$

CEIHL	38,000	6,308
SummitView	5,000	-
Baring	5,000	5,000
Total amount	48,000	11,308

The convertible loan as of December 31, 2014 and 2015 are summarized in the following table:

	As of December 31
	2014	2015
	RMB	RMB

Principal IFC loan	69,760	-
Unamortized discount	(56,290)	-
Net carrying amount	13,470	-

On March 5, 2015, CEIHL and Baring converted US$6,308 and US$5,000 of the convertible loan and became the registered holder of 4,457,854 and 2,786,159 Class A Ordinary Shares, respectively. The interest expenses from convertible loan, including the amortization of BCF, amounting to RMB 56,549 were recorded in the year ended December 31, 2015.

The actual conversion rates of convertible loans from the lenders are summarized in the following table:

	Loan principal US$	Shares held through conversion	Actual conversion rate US$ per share

CEIHL	38,000	26,853,771	1.415
SummitView	5,000	2,786,159	1.795
Baring	5,000	2,786,159	1.795
Total convertible loan	48,000	32,426,089	1.480

There was no impact on the consolidated financial statements regarding the accounting of convertible loan per the above actual conversion rate changes among the lenders